Annual Fund Operating Expenses	Jun. 24, 2021
John Hancock ESG International Equity Fund - Classes A, I and R6 | John Hancock ESG International Equity Fund | Class A
Entity Listings [Line Items]
Management fee	0.85%
Distribution and service (Rule 12b-1) fees	0.25%
Total other expenses	0.49%
Total annual fund operating expenses	1.59%
Contractual expense reimbursement	(0.37%)	[1]
Total annual fund operating expenses after expense reimbursements	1.22%
John Hancock ESG International Equity Fund - Classes A, I and R6 | John Hancock ESG International Equity Fund | Class I
Entity Listings [Line Items]
Management fee	0.85%
Distribution and service (Rule 12b-1) fees	none
Total other expenses	0.49%
Total annual fund operating expenses	1.34%
Contractual expense reimbursement	(0.37%)	[1]
Total annual fund operating expenses after expense reimbursements	0.97%
John Hancock ESG International Equity Fund - Classes A, I and R6 | John Hancock ESG International Equity Fund | Class R6
Entity Listings [Line Items]
Management fee	0.85%
Distribution and service (Rule 12b-1) fees	none
Total other expenses	0.38%
Total annual fund operating expenses	1.23%
Contractual expense reimbursement	(0.37%)	[1]
Total annual fund operating expenses after expense reimbursements	0.86%
John Hancock ESG International Equity Fund - Classes C, R2 and R4 | John Hancock ESG International Equity Fund | Class C
Entity Listings [Line Items]
Management fee	0.85%
Distribution and service (Rule 12b-1) fees	1.00%
Service plan fee	none
Additional other expenses	0.49%	[2]
Total other expenses	0.49%
Total annual fund operating expenses	2.34%
Contractual expense reimbursement	(0.37%)	[3]
Total annual fund operating expenses after expense reimbursements	1.97%
John Hancock ESG International Equity Fund - Classes C, R2 and R4 | John Hancock ESG International Equity Fund | Class R2
Entity Listings [Line Items]
Management fee	0.85%
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.25%
Additional other expenses	0.38%	[2]
Total other expenses	0.63%
Total annual fund operating expenses	1.73%
Contractual expense reimbursement	(0.37%)	[3]
Total annual fund operating expenses after expense reimbursements	1.36%
John Hancock ESG International Equity Fund - Classes C, R2 and R4 | John Hancock ESG International Equity Fund | Class R4
Entity Listings [Line Items]
Management fee	0.85%
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.10%
Additional other expenses	0.38%	[2]
Total other expenses	0.48%
Total annual fund operating expenses	1.58%
Contractual expense reimbursement	(0.37%)	[3]
Total annual fund operating expenses after expense reimbursements	1.21%
John Hancock ESG International Equity Fund - Class NAV | John Hancock ESG International Equity Fund | Class NAV
Entity Listings [Line Items]
Management fee	0.85%
Total other expenses	0.37%
Total annual fund operating expenses	1.22%
Contractual expense reimbursement	(0.37%)	[4]
Total annual fund operating expenses after expense reimbursements	0.85%
John Hancock ESG Large Cap Core Fund - Class NAV | John Hancock ESG Large Cap Core Fund | Class NAV
Entity Listings [Line Items]
Management fee	0.75%
Total other expenses	0.34%
Total annual fund operating expenses	1.09%
Contractual expense reimbursement	(0.34%)	[5]
Total annual fund operating expenses after expense reimbursements	0.75%
John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 | John Hancock ESG Large Cap Core Fund | Class A
Entity Listings [Line Items]
Management fee	0.75%
Distribution and service (Rule 12b-1) fees	0.25%
Total other expenses	0.46%
Total annual fund operating expenses	1.46%
Contractual expense reimbursement	(0.34%)	[6]
Total annual fund operating expenses after expense reimbursements	1.12%
John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 | John Hancock ESG Large Cap Core Fund | Class C
Entity Listings [Line Items]
Management fee	0.75%
Distribution and service (Rule 12b-1) fees	1.00%
Total other expenses	0.46%
Total annual fund operating expenses	2.21%
Contractual expense reimbursement	(0.34%)	[6]
Total annual fund operating expenses after expense reimbursements	1.87%
John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 | John Hancock ESG Large Cap Core Fund | Class I
Entity Listings [Line Items]
Management fee	0.75%
Distribution and service (Rule 12b-1) fees	none
Total other expenses	0.46%
Total annual fund operating expenses	1.21%
Contractual expense reimbursement	(0.34%)	[6]
Total annual fund operating expenses after expense reimbursements	0.87%
John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 | John Hancock ESG Large Cap Core Fund | Class R6
Entity Listings [Line Items]
Management fee	0.75%
Distribution and service (Rule 12b-1) fees	none
Total other expenses	0.35%
Total annual fund operating expenses	1.10%
Contractual expense reimbursement	(0.34%)	[6]
Total annual fund operating expenses after expense reimbursements	0.76%
John Hancock ESG Large Cap Core Fund - Classes R2 and R4 | John Hancock ESG Large Cap Core Fund | Class R2
Entity Listings [Line Items]
Management fee	0.75%
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.25%
Additional other expenses	0.35%	[7]
Total other expenses	0.60%
Total annual fund operating expenses	1.60%
Contractual expense reimbursement	(0.34%)	[8]
Total annual fund operating expenses after expense reimbursements	1.26%
John Hancock ESG Large Cap Core Fund - Classes R2 and R4 | John Hancock ESG Large Cap Core Fund | Class R4
Entity Listings [Line Items]
Management fee	0.75%
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.10%
Additional other expenses	0.35%	[7]
Total other expenses	0.45%
Total annual fund operating expenses	1.45%
Contractual expense reimbursement	(0.34%)	[8]
Total annual fund operating expenses after expense reimbursements	1.11%

[1]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.85% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[2]	“Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class C, Class R2, and Class R4 shares.
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.85% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.85% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.75% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.75% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[7]	“Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class R2 and Class R4 shares.
[8]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.75% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.